Fair Value Measurements - Schedule of Fair Value of Hierarchy of Valuation Inputs (Details)	Dec. 31, 2023 USD ($)
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value of Hierarchy of Valuation Inputs [Line Items]
Cash held in Trust Account	$ 69,000,000
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Hierarchy of Valuation Inputs [Line Items]
Over-allotment option	11,135
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Hierarchy of Valuation Inputs [Line Items]
Fair value of Public Warrants and Rights for common stock subject to possible redemption allocation	43,470
Public Rights [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Hierarchy of Valuation Inputs [Line Items]
Fair value of Public Warrants and Rights for common stock subject to possible redemption allocation	$ 3,283,710